Schedule of Components of Income Tax Expenses (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Deferred taxes	$ 632	$ (1,563)	$ 11
Income tax expenses	104,801	166,877	8,975
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
PRC		(19,147)	(24,937)
PRC [Member]
Disaggregation of Revenue [Line Items]
PRC	$ 104,169	$ 187,587	$ 33,901